Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income expense [abstract]
Interest income	$ 736	$ 1,949	$ 6,985
Foreign exchange gain	11,860	3,155	4,481
Other financial revenues	638	364	505
Total financial revenues	13,234	5,468	11,971
Interest expenses	(355)	(43)	(3)
Interest expenses for leases	(4,983)	(3,557)	(2,603)
Foreign exchange loss	(2,130)	(13,885)	(671)
Other financial expenses	(197)	(29)	(354)
Total financial expenses	(7,665)	(17,514)	(3,631)
Total	$ 5,570	$ (12,046)	$ 8,340